Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2011
Benefit Plans (Tables) [Abstract]
Health Care Trend Rates
Health Care Trend Rates	2011	2010
Initial	7.50%	8.00%
Ultimate	5.00%	5.00%
Year Ultimate Reached	2016	2016

Effect of a 1% change in assumed health care cost trend rates for the OPEB Health Care Plans
	1% Increase	1% Decrease
	(in millions)
Effect on Total Service and Interest Cost
Components of Net Periodic Postretirement Health
Care Benefit Cost	$23	$(18)

Effect on the Health Care Component of the
Accumulated Postretirement Benefit Obligation	274	(223)

Reconciliation of Changes in Benefit Obligations and Fair Value of Assets
			Other Postretirement
	Pension Plans		Benefit Plans
	2011	2010	2011	2010
Change in Benefit Obligation	(in millions)
Benefit Obligation at January 1	$4,807	$4,701	$2,125	$1,941
Service Cost	72	111	42	47
Interest Cost	237	253	109	113
Actuarial Loss	169	222	253	164
Plan Amendment Prior Service Credit	-	-	(196)	(36)
Curtailment	-	-	1	-
Benefit Payments	(294)	(480)	(150)	(142)
Participant Contributions	-	-	34	29
Medicare Subsidy	-	-	9	9
Benefit Obligation at December 31	$4,991	$4,807	$2,227	$2,125

Change in Fair Value of Plan Assets
Fair Value of Plan Assets at January 1	$3,858	$3,403	$1,461	$1,308
Actual Gain (Loss) on Plan Assets	282	420	(14)	149
Company Contributions	457	515	79	117
Participant Contributions	-	-	34	29
Benefit Payments	(294)	(480)	(150)	(142)
Fair Value of Plan Assets at December 31	$4,303	$3,858	$1,410	$1,461

Underfunded Status at December 31	$(688)	$(949)	$(817)	$(664)

Benefit Amounts Recognized on the Balance Sheets
Benefit Amounts Recognized on the Balance Sheets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans

	December 31,
	2011	2010	2011	2010
	(in millions)
Other Current Liabilities - Accrued Short-term
Benefit Liability	$(8)	$(8)	$(4)	$(4)
Employee Benefits and Pension Obligations -
Accrued Long-term Benefit Liability	(680)	(941)	(813)	(660)
Underfunded Status	$(688)	$(949)	$(817)	$(664)

Amounts Included in AOCI and Regulatory Assets
Amounts Included in AOCI and Regulatory Assets as of December 31, 2011 and 2010

			Other Postretirement
	Pension Plans		Benefit Plans
	December 31,
	2011	2010	2011	2010
Components	(in millions)
Net Actuarial Loss	$2,208	$2,129	$979	$638
Prior Service Cost (Credit)	10	11	(210)	(20)
Transition Obligation	-	-	1	3

Recorded as
Regulatory Assets	$1,818	$1,764	$479	$388
Deferred Income Taxes	140	132	102	81
Net of Tax AOCI	260	244	189	152

Components of Change in Amounts Included in AOCI and Regulatory Assets
			Other Postretirement
	Pension Plans		Benefit Plans
	Years Ended December 31,
	2011	2010	2011	2010
Components	(in millions)
Actuarial Loss During the Year	$201	$121	$370	$121
Prior Service Credit	-	-	(191)	(36)
Amortization of Actuarial Loss	(122)	(89)	(29)	(29)
Amortization of Prior Service Credit (Cost)	(1)	-	1	-
Amortization of Transition Obligation	-	-	(2)	(27)
Change for the Year	$78	$32	$149	$29

Accumulated Benefit Obligation
	December 31,
Accumulated Benefit Obligation	2011	2010
	(in millions)
Qualified Pension Plan	$4,808	$4,659
Nonqualified Pension Plans	89	80
Total	$4,897	$4,739

Underfunded Accumulated Benefit Obligation
	Underfunded Pension Plans
	December 31,
	2011	2010
	(in millions)
Projected Benefit Obligation	$4,991	$4,807

Accumulated Benefit Obligation	$4,897	$4,739
Fair Value of Plan Assets	4,303	3,858
Underfunded Accumulated Benefit Obligation	$(594)	$(881)

Estimated Future Benefit Payments and Contributions
	Pension Plans	Other Postretirement Benefit Plans
	Pension	Benefit	Medicare Subsidy
	Payments	Payments	Receipts
	(in millions)
2012	$327	$145	$9
2013	334	148	-
2014	354	153	-
2015	356	160	-
2016	360	168	-
Years 2017 to 2021, in Total	1,864	955	2

Components of Net Periodic Benefit Cost
				Other Postretirement
	Pension Plans			Benefit Plans
	Years Ended December 31,
	2011	2010	2009	2011	2010	2009
	(in millions)
Service Cost	$72	$111	$104	$42	$47	$42
Interest Cost	237	253	254	109	113	110
Expected Return on Plan Assets	(314)	(312)	(321)	(109)	(105)	(80)
Curtailment	-	-	-	1	-	-
Amortization of Transition Obligation	-	-	-	2	27	27
Amortization of Prior Service Cost (Credit)	1	-	-	(1)	-	-
Amortization of Net Actuarial Loss	122	89	59	29	29	42
Net Periodic Benefit Cost	118	141	96	73	111	141
Capitalized Portion	(37)	(44)	(30)	(22)	(35)	(44)
Net Periodic Benefit Cost Recognized as
Expense	$81	$97	$66	$51	$76	$97

Estimated Amounts to be Amortized to Net Periodic Benefit Costs
		Other
		Postretirement
	Pension Plans	Benefit Plans
Components	(in millions)
Net Actuarial Loss	$145	$59
Prior Service Credit	(1)	(18)
Transition Obligation	-	1
Total Estimated 2012 Amortization	$144	$42

Expected to be Recorded as
Regulatory Asset	$116	$25
Deferred Income Taxes	10	6
Net of Tax AOCI	18	11
Total	$144	$42

Pension Plans [Member]
Benefit Plans (Tables) [Abstract]
Assets with Fair Value Hierarchy
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,455	$-	$-	$-	$1,455	33.8%
International	399	-	-	-	399	9.3%
Real Estate Investment Trusts	104	-	-	-	104	2.4%
Common Collective Trust -
International	-	128	-	-	128	3.0%
Subtotal - Equities	1,958	128	-	-	2,086	48.5%

Fixed Income:
Common Collective Trust - Debt	-	26	-	-	26	0.6%
United States Government and
Agency Securities	-	566	-	-	566	13.2%
Corporate Debt	-	985	6	-	991	23.0%
Foreign Debt	-	190	-	-	190	4.4%
State and Local Government	-	48	-	-	48	1.1%
Other - Asset Backed	-	26	-	-	26	0.6%
Subtotal - Fixed Income	-	1,841	6	-	1,847	42.9%

Real Estate	-	-	163	-	163	3.8%

Alternative Investments	-	-	161	-	161	3.7%
Securities Lending	-	215	-	-	215	5.0%
Securities Lending Collateral (a)	-	-	-	(236)	(236)	(5.5)%

Cash and Cash Equivalents	-	93	-	-	93	2.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	(26)	(26)	(0.6)%

Total	$1,958	$2,277	$330	$(262)	$4,303	100.0%

  Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.
  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$1,350	$2	$-	$-	$1,352	35.1%
International	403	-	-	-	403	10.4%
Real Estate Investment Trusts	112	-	-	-	112	2.9%
Common Collective Trust -
International	-	163	-	-	163	4.2%
Subtotal - Equities	1,865	165	-	-	2,030	52.6%

Fixed Income:
United States Government and
Agency Securities	-	634	-	-	634	16.4%
Corporate Debt	-	672	-	-	672	17.4%
Foreign Debt	-	127	-	-	127	3.3%
State and Local Government	-	23	-	-	23	0.6%
Other - Asset Backed	-	51	-	-	51	1.3%
Subtotal - Fixed Income	-	1,507	-	-	1,507	39.0%

Real Estate	-	-	83	-	83	2.2%

Alternative Investments	-	-	130	-	130	3.4%
Securities Lending	-	254	-	-	254	6.6%
Securities Lending Collateral (a)	-	-	-	(276)	(276)	(7.1)%

Cash and Cash Equivalents (b)	-	127	-	2	129	3.3%
Other - Pending Transactions and
Accrued Income (c)	-	-	-	1	1	-%

Total	$1,865	$2,053	$213	$(273)	$3,858	100.0%

(a) Amounts in "Other" column primarily represent an obligation to repay cash collateral received as part of the Securities Lending Program.

(b) Amounts in "Other" column primarily represent foreign currency holdings.

(c) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Pension Plan Assets Level 3 Reconciliation
	Corporate	Real	Alternative	Total
	Debt	Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2011	$-	$83	$130	$213
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	-	22	9	31
Relating to Assets Sold During the Period	-	-	3	3
Purchases and Sales	-	58	19	77
Transfers into Level 3	6	-	-	6
Transfers out of Level 3	-	-	-	-
Balance as of December 31, 2011	$6	$163	$161	$330

		Alternative	Total
	Real Estate	Investments	Level 3
	(in millions)
Balance as of January 1, 2010	$90	$106	$196
Actual Return on Plan Assets
Relating to Assets Still Held as of the Reporting Date	(7)	4	(3)
Relating to Assets Sold During the Period	-	1	1
Purchases and Sales	-	19	19
Transfers into Level 3	-	-	-
Transfers out of Level 3	-	-	-
Balance as of December 31, 2010	$83	$130	$213

Other Postretirement Benefit Plans [Member]
Benefit Plans (Tables) [Abstract]
Assets with Fair Value Hierarchy
						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$348	$-	$-	$-	$348	24.7%
International	380	-	-	-	380	27.0%
Common Collective Trust -
Global	-	99	-	-	99	7.0%
Subtotal - Equities	728	99	-	-	827	58.7%

Fixed Income:
Common Collective Trust - Debt	-	69	-	-	69	4.9%
United States Government and
Agency Securities	-	81	-	-	81	5.7%
Corporate Debt	-	152	-	-	152	10.8%
Foreign Debt	-	32	-	-	32	2.3%
State and Local Government	-	9	-	-	9	0.6%
Other - Asset Backed	-	2	-	-	2	0.1%
Subtotal - Fixed Income	-	345	-	-	345	24.4%

Trust Owned Life Insurance:
International Equities	-	46	-	-	46	3.3%
United States Bonds	-	158	-	-	158	11.2%

Cash and Cash Equivalents	17	23	-	-	40	2.9%
Other - Pending Transactions and
Accrued Income (a)	-	-	-	(6)	(6)	(0.5)%

Total	$745	$671	$-	$(6)	$1,410	100.0%

  Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

						Year End
Asset Class	Level 1	Level 2	Level 3	Other	Total	Allocation

	(in millions)
Equities:
Domestic	$584	$-	$-	$-	$584	40.0%
International	220	-	-	-	220	15.1%
Common Collective Trust -
Global	-	115	-	-	115	7.9%
Subtotal - Equities	804	115	-	-	919	63.0%

Fixed Income:
Common Collective Trust - Debt	-	48	-	-	48	3.3%
United States Government and
Agency Securities	-	93	-	-	93	6.4%
Corporate Debt	-	110	-	-	110	7.5%
Foreign Debt	-	25	-	-	25	1.7%
State and Local Government	-	3	-	-	3	0.2%
Other - Asset Backed	-	1	-	-	1	0.1%
Subtotal - Fixed Income	-	280	-	-	280	19.2%

Trust Owned Life Insurance:
International Equities	-	49	-	-	49	3.3%
United States Bonds	-	163	-	-	163	11.1%

Cash and Cash Equivalents (a)	21	25	-	1	47	3.2%
Other - Pending Transactions and
Accrued Income (b)	-	-	-	3	3	0.2%

Total	$825	$632	$-	$4	$1,461	100.0%

(a) Amounts in "Other" column primarily represent foreign currency holdings.

(b) Amounts in "Other" column primarily represent accrued interest, dividend receivables and transactions pending settlement.

Benefit Obligations [Member]
Benefit Plans (Tables) [Abstract]
Actuarial Assumptions
					Other Postretirement
	Pension Plans				Benefit Plans
Assumptions	2011		2010		2011	2010
Discount Rate	4.55%		5.05%		4.75%	5.25%
Rate of Compensation Increase	4.85%	(a)	4.95%	(a)	NA	NA

(a)       Rates are for base pay only. In addition, an amount is added to reflect target incentive compensation for exempt employees and overtime and incentive pay for nonexempt employees.

NA Not applicable

Benefit Costs [Member]
Benefit Plans (Tables) [Abstract]
Actuarial Assumptions
				Other Postretirement
	Pension Plans			Benefit Plans
	2011	2010	2009	2011	2010	2009
Discount Rate	5.05%	5.60%	6.00%	5.25%	5.85%	6.10%
Expected Return on Plan Assets	7.75%	8.00%	8.00%	7.50%	8.00%	7.75%
Rate of Compensation Increase	4.85%	4.60%	5.90%	NA	NA	NA

NA Not Applicable